Other assets and non-controlling interest	12 Months Ended
Dec. 31, 2024
Interest in Other Entities [Abstract]
Other assets and non-controlling interest	Other assets and non-controlling interest
Other assets
Consist of the following (in thousands $):

	Dec. 31, 2024	Dec. 31, 2023

Assets attributable to non-controlling interest	13,934	15,439
Fund recoveries and investment receivables	10,071	6,658
Advance on unrealized carried interest	7,750	4,517
Private holdings (1)	4,371	4,890
Prepaid expenses	4,158	4,017
Other (2)	1,652	3,744
Total other assets	41,936	39,265
(1) Private holdings are financial instruments classified at FVTPL. Gains and losses are included in the gain (loss) on investments line in the consolidated statements of operations and comprehensive income. Prior period figures have been reclassified to conform with current presentation. See footnote 1 on Note 3.
(2) Includes miscellaneous third-party receivables.

Non-controlling interest assets and liabilities
Non-controlling interest consists of third-party interest in the Company's co-investments that are consolidated. The following table provides a summary of amounts attributable to this non-controlling interest (in thousands $):

	Dec. 31, 2024	Dec. 31, 2023

Assets	13,934	15,439
Liabilities - current (1)	(90)	(133)
Liabilities - long-term (1)	(13,844)	(15,306)
(1) Current and long-term liabilities attributable to non-controlling interest are included in accounts payable and accrued liabilities and other accrued liabilities, respectively.